Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from External Customers by Geographic Areas
The following table summarizes revenue by region in which our merchants’ headquarters are located:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
United States(1)	$186,977	54%	$198,803	61%	$180,240	61%
Europe, the Middle East and Africa (“EMEA”)(1)(2)	101,837	30	86,786	26	83,113	27
Asia-Pacific (“APAC”)	33,986	10	22,371	7	16,699	6
Americas	21,838	6	19,556	6	17,558	6
Total revenue	$344,638	100%	$327,516	100%	$297,610	100%
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(1)For comparability, prior period amounts have been reclassified to conform to the merchants’ current headquarters location.
(2)Revenue recognized from merchants whose headquarters are in Israel, which is our country of domicile, was $3.9 million, $3.3 million, and $1.3 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Disaggregation of Revenue
The following table summarizes revenue based on the nature and type of service provided to our merchants:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percentage of Revenue	Amount	Percentage of Revenue	Amount	Percentage of Revenue
	(in thousands, except where indicated)
Revenue for review services recognized under ASC 606	$202,253	59%	$188,265	57%	$167,278	56%
Revenue for indemnification guarantees recognized under ASC 460	142,385	41	139,251	43	130,332	44
Total revenue	$344,638	100%	$327,516	100%	$297,610	100%

Deferred Policy Acquisition Costs
The following table represents a roll-forward of deferred contract acquisition costs:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Beginning balance	$16,558	$15,562	$14,383
Additions to deferred contract acquisition costs	7,401	10,535	8,894
Amortization of deferred contract acquisition costs	(8,372)	(8,583)	(7,715)
Impairment of deferred contract acquisition costs	—	(956)	—
Ending balance	$15,587	$16,558	$15,562

Deferred Contract Fulfillment Costs
The following table represents a roll-forward of deferred contract fulfillment costs:

	Year Ended December 31,
	2025	2024	2023
	(in thousands)
Beginning balance	$5,016	$4,456	$3,673
Additions to deferred contract fulfillment costs	3,270	3,010	2,635
Amortization of deferred contract fulfillment costs	(2,566)	(2,201)	(1,852)
Impairment of deferred contract fulfillment costs	—	(249)	—
Ending balance	$5,720	$5,016	$4,456